Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 09, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Year	Summary Compensation Table Total for Matt Salem(1)(2) ($)	Compensation Actually Paid to Matt Salem(2)(3) ($)	Summary Compensation Table Total for Christen Lee(1)(2) ($)	Compensation Actually Paid to Christen Lee(2)(4) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(5)(6) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)(6)(7)(8) ($)	Value of Initial Fixed $100 Investment Based On:(9)		Net Income Attributable to Common Stockholders ($ in thousands)	Company Selected Measure: Distributable Earnings ($ in thousands)(11)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return(10) ($)
2024	915,688	650,106	—	—	564,870	453,774	84	79	13,071	(70,683)
2023	1,027,088	1,073,836	—	—	695,996	707,224	100	79	(53,919)	57,558
2022	1,463,000	674,410	—	—	667,210	397,990	91	69	15,371	109,614
2021	1,979,366	2,470,598	—	—	722,166	878,242	123	94	125,635	92,393
2020	1,278,004	854,037	1,278,004	836,006	1,031,662	867,956	97	80	53,553	109,321

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table.

(2)
For fiscal years 2024, 2023, 2022 and 2021, Matthew A. Salem was our Chief Executive Officer. For fiscal year 2020, Matthew A. Salem and Christen E.J. Lee served as our Co-Chief Executive Officers for a portion of the year. As previously disclosed, on March 9, 2020, the Board nominated Mr. Lee as a director candidate for election at the Company’s annual meeting of shareholders and, in connection with Mr. Lee’s nomination, appointed Mr. Salem as the Company’s sole Chief Executive Officer. For fiscal year 2020, only that portion of Mr. Lee’s compensation that was earned by or paid to him in connection with his role as Co-Chief Executive Officer of the Company is included in the calculation of the total compensation and the “compensation actually paid” to Mr. Lee.

(3)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Salem in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Salem during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)
Reported Summary Compensation Total	1,278,004	1,979,366	1,463,000	1,027,088	915,688
Change in Pension Value Deduction(a)	—	—	—	—	—
Pension Service Cost Addition(a)	—	—	—	—	—
Prior Pension Service Cost Addition(a)	—	—	—	—	—
Reported Stock Awards Deduction(b)	(1,278,004)	(1,979,366)	(1,463,000)	(1,027,088)	(915,688)
Equity Award Adjustments(c)	854,037	2,470,598	674,410	1,073,836	650,106
Compensation Actually Paid	854,037	2,470,598	674,410	1,073,836	650,106

(a)	The Company has no pension plans.
(b)
Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Mr. Salem did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	820,625	(263,446)	—	(114,124)	—	207,051	650,106
2023	1,008,788	(72,428)	—	(187,408)	—	324,884	1,073,836
2022	1,396,000	(610,647)	—	(372,519)	—	261,576	674,410
2021	2,034,050	211,185	—	225,363	—	—	2,470,598
2020	1,278,717	(180,210)	—	(244,470)	—	—	854,037

(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Lee in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lee during 2020.

Description	2020 ($)
Reported Summary Compensation Table	1,278,004
Change in Pension Value Deduction(a)	—
Pension Service Cost Addition(a)	—
Prior Pension Service Cost Addition(a)	—
Reported Stock Awards Deduction(b)	(1,278,004)
Equity Award Adjustments(c)	836,006
Compensation Actually Paid	836,006

(a)	The Company has no pension plans.
(b)	Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2020. Mr. Lee did not receive option awards in 2020.
(c)	For 2020, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	1,278,717	(180,210)	—	(262,501)	—	—	836,006

(5)
The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the “Summary Compensation Table” set forth above.

(6)
For fiscal year 2024, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer, Kendra L. Decious, our Chief Financial Officer and Treasurer, Kelly Galligan, our General Counsel and Secretary, and Vincent J. Napolitano, our former General Counsel and Secretary. As previously disclosed, Mr. Napolitano stepped down from his role as General Counsel and Secretary effective as of October 22, 2024, and was succeeded by Ms. Galligan.

For fiscal year 2023, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer, Kendra L. Decious, our Chief Financial Officer and Treasurer, and Vincent J. Napolitano, our General Counsel and Secretary.
For fiscal year 2022, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Kendra L. Decious, our Chief Financial Officer and Treasurer; Vincent J. Napolitano, our General Counsel and Secretary; and Mostafa Nagaty, our former Chief Financial Officer and Treasurer. As previously disclosed, Mostafa Nagaty stepped down from his role as Chief Financial Officer and Treasurer of the Company on March 1, 2022 and was succeeded by Kendra Decious.
For fiscal year 2021, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Mostafa Nagaty, our Chief Financial Officer and Treasurer; and Vincent J. Napolitano, our General Counsel and Secretary.
For fiscal year 2020, our Other NEOs were: W. Patrick Mattson, our President; and Mostafa Nagaty, our Chief Financial Officer and Treasurer.
(7)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Other NEOs, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)
Average Reported Summary Compensation Total	1,031,662	722,166	667,210	695,996	564,870
Average Change in Pension Value Deduction(a)	—	—	—	—	—
Average Pension Service Cost Addition(a)	—	—	—	—	—
Average Prior Pension Service Cost Addition(a)	—	—	—	—	—
Average Reported Stock Awards Deduction(b)	(714,162)	(466,210)	(461,577)	(471,450)	(413,233)
Average Equity Award Adjustments(c)	550,456	622,286	192,357	482,678	302,137
Average Compensation Actually Paid to Other NEOs	867,956	878,242	397,990	707,224	453,774

(a)	The Company has no pension plans.
(b)
Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	370,333	(105,953)	—	(39,048)	—	76,805	302,137
2023	463,050	(21,965)	—	(57,393)	—	98,986	482,678
2022	440,438	(178,622)	—	(113,102)	(34,140)	77,783	192,357
2021	479,090	73,237	—	69,959	—	—	622,286
2020	714,560	(69,689)	—	(94,415)	—	—	550,456

(8)
When calculating amounts of “compensation actually paid” for purposes of this table the fair value of each equity award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 505 and ASC Topic 718, as appropriate, without taking into account estimated forfeitures using the market price of the Company’s common stock on the relevant valuation date.

(9)
Total shareholder return as calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

(10)
Total shareholder return for the FTSE NAREIT All Mortgage Capped Index, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. For the years ended December 31, 2020, 2021, 2022 and 2023 we used the Bloomberg REIT Mortgage Index for purposes of the stock performance graph required under Item 201(e) of Regulation S-K. This index was discontinued in 2024. The peer group total shareholder return for the Bloomberg REIT Mortgage Index for 2020, 2021, 2022 and 2023 was $78, $92, $69 and $79, respectively.

(11)
For purposes of the Rule, we have identified Distributable Earnings as our Company-Selected Metric. We define Distributable Earnings as net income (loss) attributable to our stockholders or, without duplication, owners of our subsidiaries, computed in accordance with GAAP, including realized losses not otherwise included in GAAP net income (loss) and excluding (i) non-cash equity compensation expense, (ii) depreciation and amortization, (iii) any unrealized gains or losses or other similar non-cash items that are included in net income for the applicable reporting period, regardless of whether such items are included in other comprehensive income or loss, or in net income, and (iv) one-time events pursuant to changes in GAAP and certain material non-cash income or expense items agreed upon after discussions between our Manager and our Board of Directors and after approval by a majority of our independent directors. The exclusion of depreciation and amortization from the calculation of Distributable Earnings only applies to debt investments related to real estate to the extent we foreclose upon the property or properties underlying such debt investments. Although Distributable Earnings is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically, and does not currently, evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) of Regulation S-K as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Company Selected Measure Name			Distributable Earnings
Named Executive Officers, Footnote
(2)
For fiscal years 2024, 2023, 2022 and 2021, Matthew A. Salem was our Chief Executive Officer. For fiscal year 2020, Matthew A. Salem and Christen E.J. Lee served as our Co-Chief Executive Officers for a portion of the year. As previously disclosed, on March 9, 2020, the Board nominated Mr. Lee as a director candidate for election at the Company’s annual meeting of shareholders and, in connection with Mr. Lee’s nomination, appointed Mr. Salem as the Company’s sole Chief Executive Officer. For fiscal year 2020, only that portion of Mr. Lee’s compensation that was earned by or paid to him in connection with his role as Co-Chief Executive Officer of the Company is included in the calculation of the total compensation and the “compensation actually paid” to Mr. Lee.

(6)
For fiscal year 2024, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer, Kendra L. Decious, our Chief Financial Officer and Treasurer, Kelly Galligan, our General Counsel and Secretary, and Vincent J. Napolitano, our former General Counsel and Secretary. As previously disclosed, Mr. Napolitano stepped down from his role as General Counsel and Secretary effective as of October 22, 2024, and was succeeded by Ms. Galligan.

For fiscal year 2023, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer, Kendra L. Decious, our Chief Financial Officer and Treasurer, and Vincent J. Napolitano, our General Counsel and Secretary.
For fiscal year 2022, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Kendra L. Decious, our Chief Financial Officer and Treasurer; Vincent J. Napolitano, our General Counsel and Secretary; and Mostafa Nagaty, our former Chief Financial Officer and Treasurer. As previously disclosed, Mostafa Nagaty stepped down from his role as Chief Financial Officer and Treasurer of the Company on March 1, 2022 and was succeeded by Kendra Decious.
For fiscal year 2021, our Other NEOs were: W. Patrick Mattson, our President and Chief Operating Officer; Mostafa Nagaty, our Chief Financial Officer and Treasurer; and Vincent J. Napolitano, our General Counsel and Secretary.
For fiscal year 2020, our Other NEOs were: W. Patrick Mattson, our President; and Mostafa Nagaty, our Chief Financial Officer and Treasurer.

Peer Group Issuers, Footnote
(10)
Total shareholder return for the FTSE NAREIT All Mortgage Capped Index, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. For the years ended December 31, 2020, 2021, 2022 and 2023 we used the Bloomberg REIT Mortgage Index for purposes of the stock performance graph required under Item 201(e) of Regulation S-K. This index was discontinued in 2024. The peer group total shareholder return for the Bloomberg REIT Mortgage Index for 2020, 2021, 2022 and 2023 was $78, $92, $69 and $79, respectively.

Changed Peer Group, Footnote
(10)
Total shareholder return for the FTSE NAREIT All Mortgage Capped Index, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. For the years ended December 31, 2020, 2021, 2022 and 2023 we used the Bloomberg REIT Mortgage Index for purposes of the stock performance graph required under Item 201(e) of Regulation S-K. This index was discontinued in 2024. The peer group total shareholder return for the Bloomberg REIT Mortgage Index for 2020, 2021, 2022 and 2023 was $78, $92, $69 and $79, respectively.

Adjustment To PEO Compensation, Footnote
(3)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Salem in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Salem during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)
Reported Summary Compensation Total	1,278,004	1,979,366	1,463,000	1,027,088	915,688
Change in Pension Value Deduction(a)	—	—	—	—	—
Pension Service Cost Addition(a)	—	—	—	—	—
Prior Pension Service Cost Addition(a)	—	—	—	—	—
Reported Stock Awards Deduction(b)	(1,278,004)	(1,979,366)	(1,463,000)	(1,027,088)	(915,688)
Equity Award Adjustments(c)	854,037	2,470,598	674,410	1,073,836	650,106
Compensation Actually Paid	854,037	2,470,598	674,410	1,073,836	650,106

(a)	The Company has no pension plans.
(b)
Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Mr. Salem did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	820,625	(263,446)	—	(114,124)	—	207,051	650,106
2023	1,008,788	(72,428)	—	(187,408)	—	324,884	1,073,836
2022	1,396,000	(610,647)	—	(372,519)	—	261,576	674,410
2021	2,034,050	211,185	—	225,363	—	—	2,470,598
2020	1,278,717	(180,210)	—	(244,470)	—	—	854,037

(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Lee in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lee during 2020.

Description	2020 ($)
Reported Summary Compensation Table	1,278,004
Change in Pension Value Deduction(a)	—
Pension Service Cost Addition(a)	—
Prior Pension Service Cost Addition(a)	—
Reported Stock Awards Deduction(b)	(1,278,004)
Equity Award Adjustments(c)	836,006
Compensation Actually Paid	836,006

(a)	The Company has no pension plans.
(b)	Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2020. Mr. Lee did not receive option awards in 2020.
(c)	For 2020, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	1,278,717	(180,210)	—	(262,501)	—	—	836,006

Non-PEO NEO Average Total Compensation Amount			$ 564,870	$ 695,996	$ 667,210	$ 722,166	$ 1,031,662
Non-PEO NEO Average Compensation Actually Paid Amount			$ 453,774	707,224	397,990	878,242	867,956
Adjustment to Non-PEO NEO Compensation Footnote
(7)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Other NEOs, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

Description	2020 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)
Average Reported Summary Compensation Total	1,031,662	722,166	667,210	695,996	564,870
Average Change in Pension Value Deduction(a)	—	—	—	—	—
Average Pension Service Cost Addition(a)	—	—	—	—	—
Average Prior Pension Service Cost Addition(a)	—	—	—	—	—
Average Reported Stock Awards Deduction(b)	(714,162)	(466,210)	(461,577)	(471,450)	(413,233)
Average Equity Award Adjustments(c)	550,456	622,286	192,357	482,678	302,137
Average Compensation Actually Paid to Other NEOs	867,956	878,242	397,990	707,224	453,774

(a)	The Company has no pension plans.
(b)
Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	370,333	(105,953)	—	(39,048)	—	76,805	302,137
2023	463,050	(21,965)	—	(57,393)	—	98,986	482,678
2022	440,438	(178,622)	—	(113,102)	(34,140)	77,783	192,357
2021	479,090	73,237	—	69,959	—	—	622,286
2020	714,560	(69,689)	—	(94,415)	—	—	550,456

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return
The following charts show the relationship between (1) the compensation actually paid to our PEO(s) and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return (“TSR”) of the Company for its last five completed fiscal years. The charts also provide a comparison of the Company’s TSR to the Compensation Comparison Group (“CCG”) TSR for the five-year period.
PEO Compensation vs. Company and CCG TSR
Other NEO Average Compensation vs. Company and CCG TSR
(1)
Calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

Compensation Actually Paid vs. Net Income
Net Income
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the net income of the Company for the last five fiscal years.
PEO Compensation vs. Net Income
Other NEO Average Compensation vs. Net Income

Compensation Actually Paid vs. Company Selected Measure
Company-Selected Measure: Distributable Earnings
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) distributable earnings for the last five fiscal years.
PEO Compensation vs. Distributable Earnings
Other NEO Average Compensation vs. Distributable Earnings

Total Shareholder Return Vs Peer Group
Total Shareholder Return
The following charts show the relationship between (1) the compensation actually paid to our PEO(s) and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return (“TSR”) of the Company for its last five completed fiscal years. The charts also provide a comparison of the Company’s TSR to the Compensation Comparison Group (“CCG”) TSR for the five-year period.
PEO Compensation vs. Company and CCG TSR
Other NEO Average Compensation vs. Company and CCG TSR
(1)
Calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

Tabular List, Table
Tabular List of Financial Performance Measures
For purposes of the Rule, we have identified the following performance measures, which the Compensation Committee considered, among others, when making executive compensation decisions for performance year 2024, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K.

Most Important Performance Measures
Company Total Shareholder Return
Net Income
Distributable Earnings

As noted above, however, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) of Regulation S-K as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial or non-financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Total Shareholder Return Amount			$ 84	100	91	123	97
Peer Group Total Shareholder Return Amount			$ 79	$ 79	$ 69	$ 94	$ 80
Company Selected Measure Amount			(70,683,000)	57,558,000	109,614,000	92,393,000	109,321,000
PEO Name	Christen E.J. Lee	Matthew A. Salem	Matthew A. Salem	Matthew A. Salem	Matthew A. Salem	Matthew A. Salem
Equity Awards Adjustments, Footnote
(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	820,625	(263,446)	—	(114,124)	—	207,051	650,106
2023	1,008,788	(72,428)	—	(187,408)	—	324,884	1,073,836
2022	1,396,000	(610,647)	—	(372,519)	—	261,576	674,410
2021	2,034,050	211,185	—	225,363	—	—	2,470,598
2020	1,278,717	(180,210)	—	(244,470)	—	—	854,037

(c)	For 2020, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	1,278,717	(180,210)	—	(262,501)	—	—	836,006

(c)	For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	370,333	(105,953)	—	(39,048)	—	76,805	302,137
2023	463,050	(21,965)	—	(57,393)	—	98,986	482,678
2022	440,438	(178,622)	—	(113,102)	(34,140)	77,783	192,357
2021	479,090	73,237	—	69,959	—	—	622,286
2020	714,560	(69,689)	—	(94,415)	—	—	550,456

Net Income (Loss) Available to Common Stockholders, Basic			$ 13,071,000	$ (53,919,000)	$ 15,371,000	$ 125,635,000	$ 53,553,000
Peer Group Total Shareholder Return Amount Using Previous Peer Group				79	69	92	78
Measure:: 1
Pay vs Performance Disclosure
Name			Company Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name			Net Income
Measure:: 3
Pay vs Performance Disclosure
Name			Distributable Earnings
Matthew A. Salem [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 915,688	1,027,088	1,463,000	1,979,366	1,278,004
PEO Actually Paid Compensation Amount			650,106	1,073,836	674,410	2,470,598	854,037
Christen E.J. Lee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	0	1,278,004
PEO Actually Paid Compensation Amount			0	0	0	0	836,006
PEO | Matthew A. Salem [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Matthew A. Salem [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Matthew A. Salem [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Matthew A. Salem [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(915,688)	(1,027,088)	(1,463,000)	(1,979,366)	(1,278,004)
PEO | Matthew A. Salem [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			650,106	1,073,836	674,410	2,470,598	854,037
PEO | Matthew A. Salem [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			820,625	1,008,788	1,396,000	2,034,050	1,278,717
PEO | Matthew A. Salem [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(263,446)	(72,428)	(610,647)	211,185	(180,210)
PEO | Matthew A. Salem [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Matthew A. Salem [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(114,124)	(187,408)	(372,519)	225,363	(244,470)
PEO | Matthew A. Salem [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Matthew A. Salem [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			207,051	324,884	261,576	0	0
PEO | Christen E.J. Lee [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Christen E.J. Lee [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Christen E.J. Lee [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Christen E.J. Lee [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,278,004)
PEO | Christen E.J. Lee [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							836,006
PEO | Christen E.J. Lee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,278,717
PEO | Christen E.J. Lee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(180,210)
PEO | Christen E.J. Lee [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Christen E.J. Lee [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(262,501)
PEO | Christen E.J. Lee [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Christen E.J. Lee [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(413,233)	(471,450)	(461,577)	(466,210)	(714,162)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			302,137	482,678	192,357	622,286	550,456
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			370,333	463,050	440,438	479,090	714,560
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(105,953)	(21,965)	(178,622)	73,237	(69,689)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(39,048)	(57,393)	(113,102)	69,959	(94,415)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(34,140)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 76,805	$ 98,986	$ 77,783	$ 0	$ 0